Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Maturities Minimum Lease Payments Receivable

As of December 31, 2016, scheduled maturities of minimum lease payments receivable were as follows:

2016	$13,000
2017	17,000
2018	18,000
2019	19,000
2020	21,000
88,000
Less: Current portion	(27,000)
Investment in sales-type lease, noncurrent	$61,000

Contractual Obligations and Commercial Commitments

The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2016:

	Payments Due in Period
	Total	Within 1 Year	Years 2 - 3	Years 4 - 5

Leases[1]	$240,000	$116,000	$118,000	$6,000
Employment Contract[2]	550,000	240,000	310,000	-
Total	$790,000	$356,000	$428,000	$6,000

1In addition to lease obligations for office space, obligations include a lease for various office equipment which expires in 2020.

[2]Relates to employment agreement with Daron Evans, the Company’s President and Chief Executive Officer, entered into on April 15, 2015 for a term of four years.